GOODWILL (Tables)	12 Months Ended
Dec. 31, 2020
Intangible Assets [Abstract]
Disclosure of reconciliation of changes in intangible assets and goodwill
The following table presents the carrying amount for our company’s goodwill:

	As of
US$ MILLIONS	Dec. 31, 2020	Dec. 31, 2019
Balance at beginning of the year	$667	$691
Foreign currency translation and other	(139)	(24)
Balance at end of the year	$528	$667